OTHER ASSETS AND OTHER LIABILITIES - Provision Additional Information (Details) S/ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)
Latam Airlines Group S.A. Peru Branch
Disclosure of Other Assets And Other Liabilities [Line Items]
Current advances to suppliers	$ 165.1	S/ 597.9	$ 202.0	S/ 669.4